Other Income, Nets	6 Months Ended
May 31, 2025
Other Income, Nets [Abstract]
OTHER INCOME, NETS
13.	OTHER INCOME, NETS

	For the Six Months Ended May 31,
	2024 (Unaudited)	2025 (Unaudited)
	HK$	HK$	US$
Bank interest income	570,389	794,879	101,376
Sundry income	89,036	158,694	20,239
Total	659,425	953,573	121,615

Other income mainly represented bank interest income arisen from the fixed term deposit and sundry income, including exchange gain (or loss) from foreign currency.